UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: APRIL 30, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 92.1%
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                   ------------   --------------
  AGRICULTURE - 3.7%
     Archer-Daniels-Midland ..................       2,850,000   $   95,760,000
                                                                 --------------

  BANKING - 1.4%
     Washington Mutual .......................       1,000,000       37,530,000
                                                                 --------------

  BROADCASTING, NEWSPAPERS &
  ADVERTISING - 4.4%
     Interpublic Group * .....................       4,700,000       49,303,000
     WPP Group ADR ...........................         900,000       64,395,000
                                                                 --------------
                                                                    113,698,000
                                                                 --------------
  BUSINESS SERVICES - 3.7%
     Western Union ...........................       4,760,000       94,962,000
                                                                 --------------

  COMMUNICATIONS & MEDIA - 3.3%
     AT&T ....................................       1,320,000       51,691,200
     DIRECTV Group * .........................       1,500,000       33,615,000
                                                                 --------------
                                                                     85,306,200
                                                                 --------------
  COMPUTER SOFTWARE - 2.5%
     Microsoft ...............................       2,200,000       63,778,000
                                                                 --------------

  CONSUMER STAPLES - 3.3%
     CVS/Caremark ............................       2,400,000       84,456,000
                                                                 --------------

  ELECTRONICS MANUFACTURER - 2.2%
     Flextronics International Ltd. * ........       5,000,000       55,850,000
                                                                 --------------

  FOOD, BEVERAGE & TOBACCO - 5.3%
     Altria Group ............................       1,233,000       81,957,510
     ConAgra Foods ...........................       2,150,000       54,502,500
                                                                 --------------
                                                                    136,460,010
                                                                 --------------
  HOTELS & LODGING - 5.2%
     Boyd Gaming .............................         552,000       24,343,200

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  COMMON STOCK - continued
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                   ------------   --------------
  HOTELS & LODGING - continued
     Las Vegas Sands * .......................         660,000   $   57,585,000
     Wyndham Worldwide .......................       1,520,000       51,148,000
                                                                 --------------
                                                                    133,076,200
                                                                 --------------
  INSURANCE - 13.1%
     ACE Ltd. ................................         875,000       50,505,000
     Allstate ................................       1,320,000       70,158,000
     Assured Guaranty Ltd. ...................       2,000,000       48,680,000
     ING Groep ADR ...........................         573,000       24,169,140
     MBIA ....................................       1,200,000       67,320,000
     MGIC Investment .........................         617,000       23,853,220
     Travelers Companies .....................       1,000,000       50,780,000
                                                                 --------------
                                                                    335,465,360
                                                                 --------------
  MEDICAL PRODUCTS & SERVICES - 1.5%
     Cigna ...................................         720,000       37,180,800
                                                                 --------------

  OFFICE SERVICES & SUPPLIES - 1.9%
     Avery Dennison ..........................         800,000       49,072,000
                                                                 --------------

  OFFSHORE DRILLING - 3.2%
     GlobalSantaFe ...........................         444,000       31,839,240
     Nabors Industries * .....................       1,730,000       50,585,200
                                                                 --------------
                                                                     82,424,440
                                                                 --------------
  PETROLEUM & FUEL PRODUCTS - 11.1%
     Baker Hughes ............................         920,000       72,726,000
     Chevron .................................         550,000       46,893,000
     El Paso .................................       4,500,000       74,925,000
     Halliburton .............................       2,490,000       89,689,800
                                                                 --------------
                                                                    284,233,800
                                                                 --------------
  PHARMACEUTICALS - 4.2%
     Barr Pharmaceuticals * ..................         850,000       43,537,000
     Wyeth ...................................       1,300,000       63,076,000
                                                                 --------------
                                                                    106,613,000
                                                                 --------------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  COMMON STOCK - continued
--------------------------------------------------------------------------------

                                                 SHARES/CONTRACTS     VALUE
                                                ------------------ ------------
  RETAIL - 7.0%
     Home Depot ..............................       1,700,000   $   63,189,000
     Limited Brands ..........................       1,925,000       46,488,750
     Target ..................................       1,130,000       68,444,100
                                                                 --------------
                                                                    178,121,850
                                                                 --------------
  SEMI-CONDUCTORS & INSTRUMENTS - 11.8%
     Cadence Design Systems * ................       1,800,000       38,520,000
     Infineon Technologies * .................       6,000,000       99,871,328
     Intel ...................................       5,000,000      118,100,000
     Qimonda ADR * ...........................       3,000,000       44,400,000
                                                                 --------------
                                                                    300,891,328
                                                                 --------------
  TELEPHONES & TELECOMMUNICATIONS - 3.3%
     Ericsson (LM) Telephone, Cl B ...........      22,000,000       83,586,874
                                                                 --------------

     TOTAL COMMON STOCK
        (Cost $2,084,270,847) ................                    2,358,465,862
                                                                 --------------

--------------------------------------------------------------------------------
  PURCHASED OPTIONS - 6.6%
--------------------------------------------------------------------------------

  AGRICULTURE - 0.7%
     Archer-Daniels-Midland
        Call, Expires 01/17/09,
        Strike Price: $25.....................          15,000       17,400,000
                                                                 --------------
  BANKING - 0.9%
     Bank of America
        Call, Expires 01/17/09,
        Strike Price: $35.....................          17,000       22,950,000
                                                                 --------------
   CONSUMER STAPLES - 0.6%
     CVS Caremark
        Call, Expires 01/20/09,
        Strike Price: $20.....................           8,700       14,355,000
                                                                 --------------
   EXCHANGE TRADED FUND 1.1%
     SPDR Trust
        Put, Expires 12/22/07,
        Strike Price: $154....................          30,000       28,614,900
                                                                 --------------
   INSURANCE - 0.7%
     MBIA
        Call, Expires 01/17/09,
        Strike Price: $40.....................           8,000       16,960,000
                                                                 --------------
   PHARMACEUTICALS - 0.4%
     Wyeth
        Call, Expires 01/23/08,
        Strike Price: $35.....................           7,000       10,220,000
                                                                 --------------
   RETAIL - 0.7%
     Home Depot
        Call, Expires 01/17/09,
        Strike Price: $25.....................          14,000       18,480,000
                                                                 --------------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  PURCHASED OPTIONS - continued
--------------------------------------------------------------------------------

                                                 SHARES/CONTRACTS     VALUE
                                                ------------------ ------------

   SEMI-CONDUCTORS & INSTRUMENTS - 1.5%
     Intel
        Call, Expires 01/19/08,
        Strike Price: $15                                7,730   $    6,802,400
     Intel
        Call, Expires 01/20/09,
        Strike Price: $15                               35,000       34,125,000
                                                                 --------------
                                                                     40,927,400
                                                                 --------------

     TOTAL PURCHASED OPTIONS
        (Cost $160,648,524) ..................                      169,907,300
                                                                 --------------

--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 0.2%
--------------------------------------------------------------------------------

     HighMark Diversified Money Market Fund
        Fiduciary Shares, 4.990% (A)
        (Cost $4,800,824) ....................       4,800,824        4,800,824
                                                                 --------------

     TOTAL INVESTMENTS - 98.9%
        (Cost $2,249,720,195)  + .............                   $2,533,173,986
                                                                 ==============
--------------------------------------------------------------------------------
  WRITTEN OPTIONS - (0.2) %
--------------------------------------------------------------------------------

     MBIA
        Put, Expires 01/17/09,
        Strike Price: $60                               (5,000)      (6,000,000)
                                                                 --------------
        (Premiums received ($4,210,000))



PERCENTAGES ARE BASED ON NET ASSETS OF $2,559,478,762.

  *   NON-INCOME PRODUCING SECURITY.
  (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.

  ADR      -  AMERICAN DEPOSITARY RECEIPT
  CL       -  CLASS
  LTD.     -  LIMITED
  SPDR     -  STANDARD & POOR'S DEPOSITORY RECEIPTS

  + AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,249,720,195, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $342,689,751 AND $(59,235,960), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR OPPORTUNITY FUND
                                                       JULY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CMB-QH-004-0100

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR INTERNATIONAL
                                                       EQUITY FUND
                                                       July 31, 2007 (Unaudited)


--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 83.5%
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                   ------------   --------------
  CANADA - 1.9%
     Kinross Gold * ..........................          61,700      $   800,866
                                                                    -----------

  CHINA - 3.8%
     China Molybdenum Ltd. * .................         350,000          750,423
     Shanghai Electric Group (C) .............       1,770,000          828,887
                                                                    -----------
                                                                      1,579,310
                                                                    -----------
  FRANCE - 2.0%
     Lafarge (C) .............................           5,000          847,351
                                                                    -----------

  GERMANY - 21.0%
     Bayerische Motoren Werke (C).............          12,200          757,476
     Deutsche Post (C) .......................          26,000          760,090
     GEA Group (C) ...........................          40,000        1,300,869
     Infineon Technologies ADR * .............         100,000        1,637,000
     Muenchener Rueckversicherungs (C) .......           7,500        1,292,357
     Qimonda ADR * ...........................          60,000          888,000
     Siemens ADR .............................           9,200        1,164,996
     Wacker Chemie (C) .......................           4,000          979,862
                                                                    -----------
                                                                      8,780,650
                                                                    -----------
  GREECE - 1.6%
     Greek Postal Savings Bank (C) ...........          31,000          682,745
                                                                    -----------

  HONG KONG - 9.7%
     C Y Foundation Group Ltd. (C) * .........       3,000,000          489,242
     Lenovo Group Ltd. (C) ...................       2,000,000        1,324,271
     Noble Group Ltd. (C) ....................       1,200,000        1,321,707
     Shun Tak Holdings Ltd. (C) ..............         600,000          926,358
                                                                    -----------
                                                                      4,061,578
                                                                    -----------
  ISRAEL - 2.5%
     Teva Pharmaceutical Industries ADR ......          25,000        1,050,500
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR INTERNATIONAL
                                                       EQUITY FUND
                                                       July 31, 2007 (Unaudited)


--------------------------------------------------------------------------------
  COMMON STOCK - continued
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                   ------------   --------------
  JAPAN - 5.3%
     Fujitsu Ltd. (C) ........................         180,000      $ 1,182,096
     Honda Motor ADR .........................          28,000        1,008,560
                                                                    -----------
                                                                      2,190,656
                                                                    -----------
  NETHERLANDS - 4.5%
     Heineken (C) ............................          14,000          887,689
     ING Groep (C) ...........................          23,000          971,426
                                                                    -----------
                                                                      1,859,115
                                                                    -----------
  NORWAY - 1.4%
     Petroleum Geo-Services ADR ..............          24,200          580,800
                                                                    -----------

  SINGAPORE - 1.4%
     Chartered Semiconductor Manufacturing
       ADR * .................................          80,000          584,800
                                                                    -----------

  SPAIN - 2.5%
     Telefonica ADR ..........................          15,000        1,053,450
                                                                    -----------

  SWEDEN - 3.1%
     Ericsson (LM) Telephone ADR .............          35,000        1,309,350
                                                                    -----------

  SWITZERLAND - 4.2%
     Nestle (C) ..............................           2,300          882,434
     Swiss Life Holding (C) ..................           3,500          861,349
                                                                    -----------
                                                                      1,743,783
                                                                    -----------
  TAIWAN - 3.0%
     ASE Test * ..............................          35,000          471,800
     Chunghwa Telecom Ltd. ADR ...............          48,246          799,919
                                                                    -----------
                                                                      1,271,719
                                                                    -----------
  UNITED KINGDOM - 15.6%
     BP ADR ..................................          12,000          832,800
     British Sky Broadcasting Group (C).......         100,000        1,345,450
     Britvic (C) .............................         105,000          676,647
     Lloyds TSB Group (C) ....................          50,000          562,694
     Tate & Lyle (C) .........................         110,000        1,259,958

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR INTERNATIONAL
                                                       EQUITY FUND
                                                       July 31, 2007 (Unaudited)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - continued
--------------------------------------------------------------------------------

                                                 SHARES/CONTRACTS     VALUE
                                                ------------------ ------------

  UNITED KINGDOM - continued
     Ted Baker (C) ...........................          50,403      $   605,267
     WPP Group (C) ...........................          85,000        1,218,672
                                                                    -----------
                                                                      6,501,488
                                                                    -----------
     TOTAL COMMON STOCK
        (Cost $26,850,116) ...................                       34,898,161
                                                                    -----------

--------------------------------------------------------------------------------
  PREFERRED STOCK - 2.1%
--------------------------------------------------------------------------------
  GERMANY - 2.1%
     Bayerische Motoren Werke (C)
        (Cost $850,027) ......................          17,209          870,131
                                                                    -----------

--------------------------------------------------------------------------------
  WARRANTS (A) - 10.7%
--------------------------------------------------------------------------------
  TAIWAN - 7.7%
     Acer Participation Certificates
           Expires 01/17/12 * ................         550,000        1,155,000
     Chi Mei Optoelectronics
           Expires 04/28/08 *.................         700,000          808,500
     Quanta Participation Certificates
           Expires 01/19/09 * ................         800,000        1,256,000
                                                                    -----------
                                                                      3,219,500
                                                                    -----------

  SOUTH KOREA - 3.0%
     Samsung Electronics
           Expires 05/13/09 *.................           1,900        1,266,804
                                                                    -----------

     TOTAL WARRANTS
        (Cost $4,276,641) ....................                        4,486,304
                                                                    -----------

--------------------------------------------------------------------------------
  PURCHASED OPTIONS - 2.0%
--------------------------------------------------------------------------------
     iShares MSCI EAFE Index
        Put, Expires 12/22/07, Strike Price: $85
        (Cost $784,104) ......................           1,200          822,000
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR INTERNATIONAL
                                                       EQUITY FUND
                                                       July 31, 2007 (Unaudited)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - continued
--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 0.9%
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                   ------------   --------------
     Union Bank of California Money Market
        Fund, 4.350% (B)
        (Cost $353,645) ......................         353,645      $   353,645
                                                                    -----------

     TOTAL INVESTMENTS - 99.2%
        (Cost $33,114,533)  + ................                      $41,430,241
                                                                    ===========

  PERCENTAGES ARE BASED ON NET ASSETS OF $41,780,812.

  *   NON-INCOME PRODUCING SECURITY.
  (A) THESE EQUITY WARRANTS TRADE IN U.S. DOLLARS ON A ONE FOR ONE BASIS TO THE UNDERLYING STOCK. THE EQUITY WARRANTS ISSUED ARE SUBJECT TO RULE 144A OF THE SECURITY ACT OF 1933. SUCH SECURITIES MAY BE SOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY ON FOREIGN EXCHANGES OR TO QUALIFIED INSTITUTIONAL BUYERS.
  (B) THE RATE SHOWN IS THE 7-DAY SIMPLE YIELD AS OF JULY 31, 2007.
  (C) SECURITIES FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2007 WAS $22,835,028 OR 54.65% OF NET ASSETS.

  ADR   -  AMERICAN DEPOSITARY RECEIPT
  LTD.  -  LIMITED

  + AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $33,114,533, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,412,824 AND $(1,097,116), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

  CMB-QH-005-0100

THE ADVISORS' INNER CIRCLE FUND                       CAMBIAR CONQUISTADOR FUND
                                                      July 31, 2007 (Unaudited)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 93.2%
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                   ------------   --------------
  AEROSPACE/DEFENSE EQUIPMENT - 1.5%
     Alliant Techsystems * ...................          11,000      $ 1,090,210
                                                                    -----------

  APPAREL/TEXTILES - 1.5%
     Quiksilver * ............................          86,000        1,103,380
                                                                    -----------

  AIR FREIGHT & LOGISTICS - 1.5%
     Pacer International .....................          48,000        1,056,480
                                                                    -----------

  BANKS - 6.4%
     BankAtlantic Bancorp, Cl A ..............         122,000        1,069,940
     BankUnited Financial, Cl A ..............          65,600        1,104,704
     Pacific Capital Bancorp .................          59,000        1,233,100
     UCBH Holdings ...........................          71,600        1,177,104
                                                                    -----------
                                                                      4,584,848
                                                                    -----------
  BROADCASTING, NEWSPAPERS &
  ADVERTISING - 2.1%
     New Frontier Media ......................         173,000        1,468,770
                                                                    -----------

  BUILDING MATERIALS - 2.1%
     Watsco ..................................          30,200        1,507,282
                                                                    -----------

   COMPUTER HARDWARE & EQUIPMENT - 1.8%
     Gateway * ...............................         900,000        1,278,000
                                                                    -----------


  COMPUTER SOFTWARE - 8.4%
     Epicor Software * .......................         106,000        1,384,360
     Parametric Technology * .................          88,400        1,558,492
     Solera Holdings * .......................          81,670        1,527,229
     Sybase * ................................          64,000        1,518,080
                                                                    -----------
                                                                      5,988,161
                                                                    -----------
  COMPUTER STORAGE & PERIPHERALS - 1.9%
     Smart Modular Technologies * ............         113,000        1,388,770
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                       CAMBIAR CONQUISTADOR FUND
                                                      July 31, 2007 (Unaudited)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - continued
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                   ------------   --------------
  CONSTRUCTION & ENGINEERING EQUIPMENT - 1.7%
     H&E Equipment Services * ................          45,000      $ 1,222,650
                                                                    -----------

  CONSUMER DISCRETIONARY - 2.1%
     Great Wolf Resorts * ....................         111,100        1,473,186
                                                                    -----------

  CONSUMER STAPLES - 2.0%
     Prestige Brands Holdings * ..............         112,300        1,404,873
                                                                    -----------

  ELECTRONIC EQUIPMENT &
  INSTRUMENTATION - 1.6%
     Electro Scientific Industries * .........          51,700        1,134,815
                                                                    -----------

  ENERGY - RENEWABLE RESOURCES - 1.8%
     Aventine Renewable Energy Holdings * ....          78,000        1,258,920
                                                                    -----------

  ENTERTAINMENT - 3.8%
     Isle of Capri Casinos * .................          63,400        1,359,296
     Scientific Games, Cl A * ................          40,300        1,382,693
                                                                    -----------
                                                                      2,741,989
                                                                    -----------
  INDUSTRIAL/MACHINERY - 1.5%
     Kennametal ..............................          14,000        1,073,240
                                                                    -----------

  INSURANCE - 10.2%
     American Equity Investment Life Holding .         116,000        1,316,600
     Aspen Insurance Holdings Ltd. ...........          45,900        1,122,255
     Max Re Capital Ltd. .....................          46,100        1,203,671
     National Financial Partners .............          32,000        1,483,520
     Security Capital Assurance Ltd. .........          50,400        1,168,272
     Triad Guaranty * ........................          36,820        1,015,128
                                                                    -----------
                                                                      7,309,446
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                       CAMBIAR CONQUISTADOR FUND
                                                      July 31, 2007 (Unaudited)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - continued
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                   ------------   --------------
  MEDICAL PRODUCTS & SERVICES - 9.3%
     Amedisys * ..............................          42,332      $ 1,602,266
     HLTH * ..................................          79,500        1,006,470
     inVentiv Health * .......................          42,200        1,497,256
     PolyMedica ..............................          27,700        1,118,803
     Symmetry Medical * ......................          94,000        1,403,420
                                                                    -----------
                                                                      6,628,215
                                                                    -----------
  OFFSHORE DRILLING - 1.6%
     Atwood Oceanics * .......................          16,400        1,125,040
                                                                    -----------

  PERSONAL CREDIT INSTITUTIONS - 1.3%
     Advance America Cash Advance Centers ....          62,000          909,540
                                                                    -----------

  PETROLEUM & FUEL PRODUCTS - 6.9%
     Oil States International * ..............          37,000        1,618,380
     St. Mary Land & Exploration .............          22,000          732,380
     Superior Energy Services * ..............          27,000        1,088,640
     Tetra Technologies * ....................          52,700        1,465,587
                                                                    -----------
                                                                      4,904,987
                                                                    -----------
  PHARMACEUTICALS - 3.9%
     KV Pharmaceutical, Cl A * ...............          51,400        1,405,276
     Sciele Pharma * .........................          60,800        1,409,952
                                                                    -----------
                                                                      2,815,228
                                                                    -----------
  RAILROAD EQUIPMENT - 1.4%
     American Railcar Industries .............          28,000          972,440
                                                                    -----------

  RETAIL - 8.5%
     Bebe Stores .............................          90,000        1,248,300
     Saks ....................................          74,000        1,369,740
     Stage Stores ............................          72,000        1,284,480
     Tween Brands * ..........................          35,500        1,358,230
     Zale * ..................................          39,600          840,708
                                                                    -----------
                                                                      6,101,458
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                       CAMBIAR CONQUISTADOR FUND
                                                      July 31, 2007 (Unaudited)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - continued
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                   ------------   --------------
  SEMI-CONDUCTORS & INSTRUMENTS - 8.4%
     Fairchild Semiconductor International,
       Cl A * ................................          81,700      $ 1,491,025
     International Rectifier * ...............          41,000        1,505,110
     Mattson Technology * ....................         153,000        1,523,880
     Semtech * ...............................          90,000        1,462,500
                                                                    -----------
                                                                      5,982,515
                                                                    -----------
     TOTAL COMMON STOCK
        (Cost $64,379,179) ...................                       66,524,443
                                                                    -----------

--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS - 6.2%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund
        Fiduciary Shares, 4.990% (A) .........       2,882,397        2,882,397
     HighMark U.S. Government Money Market Fund
        Fiduciary Shares, 4.930% (A) .........       1,491,704        1,491,704
                                                                    -----------

     TOTAL SHORT-TERM INVESTMENTS
        (Cost $4,374,101) ....................                        4,374,101
                                                                    -----------

     TOTAL INVESTMENTS - 99.4%
        (Cost $68,753,280)  + ................                      $70,898,544
                                                                    ===========

  PERCENTAGES ARE BASED ON NET ASSETS OF $71,359,856.

  *   NON-INCOME PRODUCING SECURITY.
  (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.

  CL    -  CLASS
  LTD.  -  LIMITED

  + AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $68,753,280, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,829,937 AND $(3,684,673), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

  CMB-QH-006-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Advisors' Inner Circle Fund


By (Signature and Title)*                /s/ James F. Volk
                                         -----------------------------------
                                         James F. Volk
                                         President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ James F. Volk
                                         -----------------------------------
                                         James F. Volk
                                         President

Date: September 19, 2007

By (Signature and Title)*                /s/ Michael Lawson
                                         -----------------------------------
                                         Michael Lawson
                                         Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.